Note to Consolidated Statements of Cash flows - Summary of Cash And Cash Equivalents (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation from profit before income tax to cash used in operating activities [Abstract]
Cash at bank	¥ 39,598,785	¥ 43,882,127	¥ 34,743,188
Less: Time deposits with original maturities of more than 3 months	(21,122,482)	(14,346,731)	(8,250,270)
Add: Provision for impairment losses	3,793	2,115	3,392
Cash and cash equivalents at the end of the year	¥ 18,480,096	¥ 29,537,511	¥ 26,496,310	¥ 23,785,651